Schedule I Condensed Financial Information of Parent Company - Statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Net cash provided by operating activities	$ 855,850	$ 194,361	$ 685,293
Cash flows from investing activities
Loan to third parties	(13,590)	(33,700)	(5,531)
Repayment of loan to third parties		5,231	74,902
Loan to related parties	(31,681)	(3,989)	(2,641)
Prepayment for investments	(18,489)	(2,562)	(43,572)
Purchase of intangible assets	(3,213)	(6,738)	(2,079)
Purchase of short-term investments	(546,747)	(581,204)	(1,197,155)
Proceeds from maturity of short-term investments	517,001	1,103,252	657,532
Payments for long-term investments	(117,508)	(243,542)	(196,559)
Proceeds from disposal of long-term investments	61,487	4,220	19,352
Net cash used in investing activities	(338,815)	(166,584)	(832,573)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt	270,000	189,932
Payment for upfront fee in related to long term debt		(12,600)
Cash dividend to shareholders			(41,166)
Cash received from exercise of capped call option	73,247	6,369
Proceeds from private placement		500,000	500,000
Proceeds from exercise of share options	2,490	710	2,127
Repayment of convertible bond	(25)
Net cash provided by financing activities	131,231	475,019	428,151
Net increase in cash, cash equivalents and restricted cash	651,484	536,004	249,086
Cash, cash equivalents and restricted cash at the beginning of year	1,263,701	727,697	478,611
Cash, cash equivalents and restricted cash at the end of year	1,915,185	1,263,701	727,697
Parent Company
Net cash provided by operating activities	(200,408)	64,362	14,141
Cash flows from investing activities
Loan to third parties	(13,304)	(22,940)
Repayment of loan to third parties			74,902
Loan to related parties	(23,527)	(1,000)
Prepayment for investments	(6,175)		(11,068)
Purchase of intangible assets	(56)
Purchase of short-term investments	(312,000)	(148,918)	(370,000)
Proceeds from maturity of short-term investments	224,943	371,001	60,776
Payments for long-term investments	(84,929)	(246,261)	(117,868)
Proceeds from disposal of long-term investments	7,504	578	6,376
Investment in subsidiaries	(1,238)	(36,754)	(18,381)
Net cash used in investing activities	(208,782)	(84,294)	(375,263)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt	270,000	175,000
Repayment of long-term debt	(195,000)	(205,000)
Payment for upfront fee in related to long term debt		(12,600)
Cash dividend to shareholders			(41,166)
Cash received from exercise of capped call option	73,248	6,369
Proceeds from private placement		500,000	500,000
Proceeds from exercise of share options	2,490	710	2,127
Repayment of convertible bond	(25)
Net cash provided by financing activities	150,713	464,479	460,961
Net increase in cash, cash equivalents and restricted cash	(258,477)	444,547	99,839
Cash, cash equivalents and restricted cash at the beginning of year	703,067	258,520	158,681
Cash, cash equivalents and restricted cash at the end of year	$ 444,590	$ 703,067	$ 258,520